Senior Debentures and Innovative Capital Instruments - Innovative Capital Instruments (Details) - Sun Life Capital Trust SLEECS B $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($) shares
Disclosure of detailed information about borrowings [line items]
Principal amount | $	$ 200
Non-Cumulative Perpetual Preferred Shares
Disclosure of detailed information about borrowings [line items]
Borrowings, convertible, number of equity instruments (in shares) | shares	40
Annual yield
Disclosure of detailed information about borrowings [line items]
Annual yield	7.093%
Government of Canada Bond Yield
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.32%